                                                                John M. Richards
                                                       Assistant General Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                       September 8, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Paragon Separate Account C
     File No. 811-07982

Commissioners:

Semi-annual reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account C of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-annual reports for the Balanced Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.


Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company